Schedule of Current or Deferred Taxes (Details) - Yerbae Brands Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
United States federal
State
Total current (expense) benefit
United States federal
State
Total deferred (expense) benefit
Total income tax (expense) benefit